SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at January 1,	$ 3,265	$ 1,551
Cash flows	4,568	349
Non-cash changes:
Acquisitions / (Disposition) of subsidiaries	3,258	1,386
Foreign currency translation	(299)	(7)
Fair value	43	0
Other changes	31	(14)
Balance at December 31,	$ 10,866	$ 3,265